Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details)	Jun. 30, 2025
Franchise right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite lived intangible asset useful life	2 years
Land use right [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Finite lived intangible asset useful life	50 years